Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	INTER & CO, INC.
Entity Central Index Key	0001864163
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 3 to FORM F 4 Registration Statement